UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/08
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Atlantic Investment Company
Address:   3050 Peachtree Road, Suite 200
           Atlanta, Georgia 30305

Form 13F File Number: 28-12658 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:Malon W. Courts
Title: President/CEO
Phone: 404.523.6057

Malon W. Courts                 Atlanta, GA                     13-Nov-08
--------------------          -----------------------          ---------------
Signature                         City     State             Date


Report Type:
[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                           11

Form 13F Information Table Value Total:                   $55,477.00

List of Other Included Managers:


                                                                                                   13F Holdings Report
                                                                                                   As of Date: 9/30/08



                                                                               INVESTMENT
       ISSUER             TITLE OF       CUSIP         MKT          SHARES/      DISCRETION    OTHER      VOTING AUTHORITY
        NAME               CLASS         NUMBER        VAL        PRINC AMT   SOLE(A)  SHARED  MNGRS       SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Cousins Properties, Inc     COM       222795106      $42,575.00    1687500     SOLE                         1687500
Exxon Mobil Corp            COM       30231g102       $2,718.00      35000     SOLE                           35000
Google Inc Cl A             COM       38259p508       $1,211.00       3000     SOLE                            3000
Halliburton                 COM       406216101       $1,619.00      50000     SOLE                           50000
InterOil Corp               COM       460951106       $1,113.00      40500     SOLE                           40500
Mcdermott Intl Inc          COM       580037109       $1,059.00      41450     SOLE                           41450
National-Oilwell            COM       637071101       $1,048.00      20870     SOLE                           20870
Radiant Systems Inc         COM       75025n102         $609.00      70112     SOLE                           70112
Sanders Morris Harris       COM       80000q104       $1,100.00     127237     SOLE                          127237
Walter Industries           COM       93317q105         $854.00      18000     SOLE                           18000
XTO Energy Inc.             COM       98385x106       $1,571.00      33780     SOLE                           33780